Consolidated Statements of Operations - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Statement [Abstract]
Revenue	$ 5,055,265	$ 7,622,593	$ 7,157,209
Cost of revenue	(3,939,449)	(5,851,077)	(4,970,947)
Gross Profit	1,115,816	1,771,516	2,186,262
Operating expenses:
General and administrative expenses	(5,328,855)	(1,393,364)	(933,142)
Selling expenses	(98,994)	(178,858)	(132,602)
Total operating expenses	(5,427,849)	(1,572,222)	(1,065,744)
(Loss) income from operations	(4,312,033)	199,294	1,120,518
Other expense and income
Other income (expense)	102		(1,294)
(Loss) income before income tax expense	(4,311,931)	199,294	1,119,224
Provision for income tax benefit (expense)	598,538	(135,012)	(312,598)
Net (loss) income	$ (3,713,393)	$ 64,282	$ 806,626
Weighted average number of common shares outstanding - basic and diluted	625,415,250	623,600,000	566,567,213
(Loss) earnings per common share- basic and diluted	$ (0.0059)	$ 0.0001	$ 0.0014